N-2	Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0001655050
Amendment Flag	false
Securities Act File Number	814-01175
Document Type	8-K
Entity Registrant Name	BAIN CAPITAL SPECIALTY FINANCE, INC.
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	516-2000
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On July 2, 2025 (the “Reset Date”), BCC Middle Market CLO
2019-1,
Ltd. (the “CLO Issuer”) and BCC Middle Market CLO
2019-1
Co-Issuer,
LLC (the “CLO
Co-Issuer”
and together with the CLO Issuer, the “CLO Issuers”), both indirect, wholly-owned, consolidated subsidiaries of Bain Capital Specialty Finance, Inc. (the “Company”), closed the refinancing of a $430,250,000 term debt securitization in the form of a collateralized loan obligation (the “CLO Reset Transaction”).

Long Term Debt, Structuring [Text Block]
The CLO Reset Transaction was executed through the issuance by the CLO Issuers of the following classes of notes pursuant that certain second amended and restated indenture (as amended, modified or supplemented from time to time, the “Amended and Restated Indenture”), dated as of the Reset Date, by and among the CLO Issuer, the
Co-Issuer,
and Wells Fargo Bank, National Association, as trustee (the “Trustee”): (i) $232,000,000 of AAA(sf)
Class A-1-RR
Senior Secured Floating Rate Notes due 2036, which bear interest at the three-month secured overnight financing rate published by the Federal Reserve Bank of New York (“SOFR”) plus 1.45% (the
“Class A-1-RR
Notes”); (ii) $16,000,000 of AAA(sf) of
Class A-2-RR
Senior Secured Floating Rate Notes due 2036, which bear interest at the three-month SOFR plus 1.60% (the
“Class A-2-RR
Notes”); (iii) $24,000,000 of AA(sf) of
Class A-3-RR
Senior Secured Floating Rate Notes due 2036, which bear interest at the three-month SOFR plus 1.85% (the
“Class A-3-RR
Notes”); (iv) $32,000,000 of A(sf)
Class
B-RR
Secured Deferrable Floating Rate Notes due 2036, which bear interest at the three-month SOFR plus 2.35% (the
“Class B-RR
Notes”); and (vi) $24,000,000 of BBB(sf)
Class C-RR
Secured Deferrable Floating Rate Notes due 2036, which bear interest at the three-month SOFR plus 3.35% (the
“Class C-RR
Notes”, and, together with the
Class A-1-RR
Notes, the
Class A-2-RR
Notes and the
Class B-RR
Notes, the “Replacement Notes”).
The CLO Reset Transaction is backed by a diversified portfolio of middle-market commercial loans. The Replacement Notes will mature on July 15, 2036; however, the Replacement Notes may be redeemed by the CLO Issuers, at the direction of the CLO Issuer with the consent of the Company, in its capacity as portfolio manager and retention holder, on any business day after July 2, 2026. The Company continues to act as retention holder in connection with the CLO Reset Transaction for the purposes of satisfying certain U.S., U.K. and European Union regulations requiring sponsors of securitization transactions to retain exposure to the performance of the securitized assets and as such is required to continue to retain a portion of the preferred shares issued by the CLO Issuer (the “Interests”). The Replacement Notes were 100% funded at closing. The Company continues to retain 100% of the Interests.

Long Term Debt, Dividends and Covenants [Text Block]
The CLO Issuer intends to use the proceeds from the CLO Reset Transaction to, among other things, purchase certain loans (“Collateral Obligations”) from time to time on and after the Reset Date from the Company pursuant to a loan sale agreement entered into on August 28, 2019 (the “Loan Sale Agreement”) among the Company and the CLO Issuer. Under the terms of the Loan Sale Agreement that provide for the sale of Collateral Obligations to the CLO Issuer, the Company will transfer to the CLO Issuer, a portion of its ownership interest in the Collateral Obligations securing the Replacement Notes for the purchase price and other consideration set forth in the Loan Sale Agreement from time to time after the Reset Date. Following these transfers, the CLO Issuer, and not the Company, will hold all of the ownership interest in such loans and participations. The Company made customary representations, warranties and covenants in the Loan Sale Agreement.
The Replacement Notes are the secured obligation of the CLO Issuers, and the obligations of the CLO Issuers under the Replacement Notes are non-recourse
to the Company. The Amended and Restated Indenture governing the Replacement Notes include customary covenants and events of default. The Replacement Notes have not been, and will not be, registered under the Securities Act of 1933, as amended, or any state securities or “blue sky” laws and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or an applicable exemption from registration.